Contract liabilities and deferred income (Tables)	12 Months Ended
Dec. 31, 2020
Contract liabilities and deferred income
Schedule of contract liabilities and deferred income

The balance of this account comprises the following amounts:

	December 31, 2020	December 31, 2019
Refund liability (i)	42,005	45,248
Sales of employees' payroll (iii)	2,348	4,173
Deferred income in leaseback agreement (ii)	6,665	7,500
Other liabilities	2,689	1,603
	53,707	58,524

Current	47,169	49,328
Non-current	6,538	9,196
	53,707	58,524

(i) Refers to the customers right to return products.

(ii) In March 2018, the predecessor Somos-Anglo entered into a sales and leaseback agreement of a property located at Avenida João Dias in the city of São Paulo in the amount of R$ 25,500. This transaction included deferred income of R$ 9,104, which will be appropriated according to the lease term of the property (120 months).

(iii) Refers to deferred income related to the sale of a 5-year exclusivity to process our Company employees’ payroll to Banco Itaú for R$ 7,000 thousand, in August 2017. This income will be recognized on a straight-line basis throughout the contract term as “Other Operating income” as the Company believes that the rights of exclusivity are transferred to Itaú over this year.